Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jan. 31, 2026	Jan. 31, 2026
C000121123_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Telecom and Utilities Fund
C000121123_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000121123_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,741
C000121123_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,901
C000121123_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,728
C000121123_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,613
C000121123_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,369
C000121123_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,399
C000121123_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	18,776
C000121123_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	18,984
C000121123_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	25,429
C000121123_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	28,386
C000121123_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Telecom and Utilities Select Index
C000121123_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121123_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,449
C000121123_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,000
C000121123_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	12,676
C000121123_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	15,813
C000121123_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	14,819
C000121123_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	15,979
C000121123_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	16,277
C000121123_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	15,243
C000121123_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	19,657
C000121123_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	22,396
C000121123_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000121123_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,000
C000121123_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,004
C000121123_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,174
C000121123_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,823
C000121123_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	18,037
C000121123_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,148
C000121123_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	26,074
C000121123_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,932
C000121123_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,914
C000121123_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,541
C000121123_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 42,515